Investment Projects	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investment Projects
37.	INVESTMENT PROJECTS

On July 21, 2017, the Board accepted the Offer received from the Chinese company Sinoma International Engenieering Co. Ltd. (“Sinoma”) for the construction of a new cement plant with a capacity of 5,800 tons per day of clinker.

The offer includes the engineering, provision and shipment of all the equipment for the plant and its construction.

The work will be executed in two phases:

a) Phase 1: basic engineering of the new plant and study of soil in situ (5 months).

b)	Phase 2: equipment provision and plant construction (26 months). The Company has the right to notify Sinoma the start-up of Phase 2 within the term of 1 (one) year counted as from the Commencement of Phase 1. If such notice is not given within such term, it shall be understood that Phase 2 was automatically terminated, and the Company shall not be liable for, neither assumes, any kind of compensation, costs, expenses and/or any direct or indirect loss or damages arising from the termination.

Total cost of the project amounts to 5,000,000,000 (2,167,648,300 plus u$s 107,414,700 plus Euros 41,574,600) The costs in local currency will be adjusted periodically in accordance with an agreed formula.

As of the date of issuance of the financial statements, Phase 2 is under construction.